Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2026 CNY (¥) Segment	Mar. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies and Practices [Line Items]
Credit loss	$ (882,345)	¥ (6,086,418)	¥ 125,888
General percentage of reserves	50.00%	50.00%
Withholding tax rate	10.00%	10.00%
Value added tax percentage rate	13.00%	13.00%
Term of tax authorities	5 years	5 years
General reserve
Impairment of long-lived assets
Tax contributions		¥ 300,000
Dividends with holding tax standard rate	5.00%	5.00%
Segment description of CODM	The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. Substantially all of the Company’s revenues are derived from within the PRC. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes.	The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. Substantially all of the Company’s revenues are derived from within the PRC. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Percentage of statutory reserves	10.00%	10.00%
Number Of Reportable Segments Not Disclosed Flag	false	false
Number of operating segments | Segment	1	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Credit loss	$ 882,345	¥ 6,086,418	¥ 125,888
USD [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Translation exchange rate		0.01	0.01
RMB [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Translation exchange rate		0.06898	0.072567
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income tax rate	16.50%	16.50%
PRC [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income tax rate	25.00%	25.00%